19 SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Shareholders Equity [Abstract]
SHAREHOLDERS' EQUITY

19     SHAREHOLDERS' EQUITY

19.a) Paid-in capital

Fully subscribed and paid-in capital as of December 31, 2019 and December 31, 2018 is R$4,540,000 comprising 1,387,524,047 book-entry common shares without par value. Each common share entitles its holder to one vote in Shareholders’ Meetings.

19.b) Authorized capital

The Company’s bylaws in effect as of December 31, 2019 determine that the capital can be raised to up to 2,400,000,000 shares by decision of the Board of Directors.

19.c) Legal reserve

This reserve is recognized at the rate of 5% of the profit for each period, as provided for by Article 193 of Law 6,404/76, up to the ceiling of 20% of share capital.

19.d) Ownership structure

As of December 31, 2019, the Company’s ownership structure was as follows:

			12/31/2019			12/31/2018
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	679,522,254	48.97%	49.24%	679,522,254	48.97%	49.24%
Rio Iaco Participações S.A. (*)	58,193,503	4.19%	4.22%	58,193,503	4.19%	4.22%
NYSE (ADRs)	262,206,103	18.90%	19.00%	284,152,319	20.48%	20.59%
Other shareholders	380,192,687	27.40%	27.55%	358,246,471	25.83%	25.95%
Outstanding shares	1,380,114,547	99.47%	100.00%	1,380,114,547	99.47%	100.00%
Treasury shares	7,409,500	0.53%		7,409,500	0.53%
Total shares	1,387,524,047	100.00%		1,387,524,047	100.00%

(*) Controlling group companies.

19.e) Treasury shares

On April 2018, the Board of Directors authorized the sale of up to 30,391,000 common shares held in treasury and until the end of the program, 22,981,500 shares were sold for R$213,494. The Company recognized a profit on the sale of the shares in the amount of R$32,690 directly in equity.

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Sale of shares	Balance in treasury
9º (*)	03/31/2015	32,770,055	From 4/01/2015 to 6/30/2015						30,391,000
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Not applicable	Not applicable			22,981,500	7,409,500

(*) There was no share buyback in this program.

As of December 31, 2019, the position of the treasury shares was as follows:

Quantity purchased (Units)	Amount paid for the shares	Share price			Market value of shares in 12/31/2019 (*)

		Minimum	Maximum	Average
7,409,500	R$ 58,264	R$ 4.48	R$ 10.07	R$ 7.86	R$ 104,548

(*) The average quotation as of December 31, 2019 in the amount R$ 14.11 per share was used.

19.f) Policy on investments and payment of interest on capital and dividends

The Company adopts a profit distribution policy which, after compliance with the provisions in Law 6,404/76, as amended by Law 9,457/97, will entail the allocation of all the profit to the Company’s shareholders, provided that the following priorities are observed, irrespective of their order: (i) carrying out the business strategy; (ii) fulfilling its obligations; (iii) making the required investments; and (iv) maintaining a healthy financial situation of the Company.

19.g) Earnings/(loss) per share:

Basic earnings per share were calculated based on the profit/loss attributable to the owners of CSN divided by the weighted average number of common shares outstanding during the year, excluding the common shares purchased and held as treasury shares, as follows:

	12/31/2019	12/31/2018	12/31/2017
	Common Shares

(Loss) profit for the year	1,789,067	5,074,136	10,272
Weighted average number of shares	1,380,114,547	1,373,250,595	1,357,133,047
Basic and diluted EPS	1,29632	3.69498	0.00757

The Company does not hold potential dilutable outstanding ordinary shares that could result in dilution of earnings per share.